111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

October 16, 2020

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090), on behalf of MFS® Emerging Markets Equity Research Fund (the “Fund”); Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 65 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 63 to the above-captioned Registration Statement, except in the case of the Prospectus, Statement of Additional Information, and Supplements to the Statement of Additional Information, which have not been marked.

This Amendment is being filed in order to register the Fund as a series of the Trust, and accordingly, the anticipated effective date is December 30, 2020.

Additionally, the names of certain reports inside of brackets, which appear in the prospectus, will be replaced in certain instances with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4873 or Patrick Aguiar at (617) 954-4698.

Sincerely,

DJANIRA LEAL
Djanira Leal
Attorney

DL/mjy

enclosure